FT Vest U.S. Equity Uncapped Accelerator ETF - October Annual Total Returns	12 Months Ended
Dec. 31, 2025
FT Vest U.S. Equity Uncapped Accelerator ETF - October | FT Vest U.S. Equity Uncapped Accelerator ETF - October
Prospectus [Line Items]
Annual Return [Percent]	16.86%